Commitments and Contingencies - Operating Lease Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating leases right-of-use assets	$ 9.8	$ 11.1
Operating lease, right-of-use asset, statement of financial position	Other assets	Other assets
Operating lease liabilities	$ 12.4	$ 13.0
Operating lease, liability, statement of financial position	Other liabilities	Other liabilities
Weighted-average remaining lease term (years)	6 years 4 months 24 days	7 years 2 months 12 days
Weight-average discount rate	10.80%	10.80%